UNITED STATES
       		SECURITIES AND EXCHANGE COMMISSION
       			FORM 13F



       		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:


December 31, 2004

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a restatement.
				  [     ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
       		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

	Lloyd Moskowitz  New York, New York  February 14, 2005


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.



		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	79
Form 13F Information Table Value Total:	$537,771


List of Other Included Managers:

No. 13F File Number		Name







 WALTER F. HARRISON, III










            FORM 13F










   AS OF DECEMBER 31, 2004





                   FORM 13F














Name of Reporting Manager : Walter F. Harrison III



(SEC USE ONLY)
Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:
Item 7:
Item 8:
Name of Issuer
Title of Class
CUSIP
Fair Market
Shares of
Investment Discretion
Managers
Voting Authority (Shares)


Number
Value
Principal

(b) Shared

See Instruc. V







Amount
(a) Sole
As Defined
(c) Shared

(a) Sole
(b) Shared
(c) None














0



























in Instr. V
Other




AFFILIATED MANAGERS GROUP
Common
008252108
6,375,215
94,113
X


Walter Harrison
X


AFFORDABLE RESIDENTIALCOMMUNITIES, IV

008273104
999,998
95,766
X


Walter Harrison
X


ALLIANT TECHSYSTEMS INC
Common
018804104
19,841,719
303,483
X


Walter Harrison
X


ALTRIA GROUP
Common
02209S103
15,310,499
250,581
X


Walter Harrison
X


AMERICAN HEALTHWAYS INC. CMN
Common
02649V104
1,057,280
32,000
X


Walter Harrison
X


AMERICAN TECHNOLOGY CORP CMN
Common
030145205
4,029,261
364,639
X


Walter Harrison
X


ANTHRACITE CAPITAL INC
Common
037023108
4,446,634
359,760
X


Walter Harrison
X


BANK NEW YORK INC
Common
064057102
13,672,891
409,123
X


Walter Harrison
X


BIOGEN IDEC INC CMN
Common
09062X103
1,265,590
19,000
X


Walter Harrison
X


BJ SERVICES CO
Common
055482103
2,178,072
46,800
X


Walter Harrison
X


CABLEVISION SYSTEMS CORP
Common
12686C109
1,732,916
69,595
X


Walter Harrison
X


CADENCE DESIGN SYSTEMS INC
Common
127387108
2,114,311
153,100
X


Walter Harrison
X


CAESARS ENTERTAINMENT
Common
127687101
7,725,201
383,575
X


Walter Harrison
X


CAPITAL AUTOMOTIVE REIT
Common
139733109
19,625,076
552,430
X


Walter Harrison
X


CAPITAL CROSSING BANK
Common
140071101
11,456,060
371,950
X


Walter Harrison
X


CAREER EDUCATION CORP CMN
Common
141665109
4,120,000
103,000
X


Walter Harrison
X


CAREMARK RX INC
Common
141705103
17,611,410
446,650
X


Walter Harrison
X


CENDANT CORP
Common
151313103
2,843,008
121,600
X


Walter Harrison
X


CENTENE CORP DEL
Common
15135B101
2,619,540
92,400
X


Walter Harrison
X


CHICAGO MERCANTILE HLDGS INC CMN
Common
167760107
4,391,040
19,200
X


Walter Harrison
X


CITIZENS COMMUNICATIONS COMPANY
Common
17453B101
5,058,172
366,800
X


Walter Harrison
X


CNA FINANCIAL CORP
Common
126117100
3,668,763
137,150
X


Walter Harrison
X


COMPUTER ASSOC INTL INC.
Common
204912109
15,776,927
507,950
X


Walter Harrison
X


CYBERONICS
Common
23251P102
6,338,248
305,900
X


Walter Harrison
X


DESIGN WITHIN REACH
Common
250557105
3,532,362
242,774
X


Walter Harrison
X


DIRECT TV GROUP
Common
25459L106
2,864,214
171,100
X


Walter Harrison
X


EBAY INC
Common
278642103
1,686,930
14,500
X


Walter Harrison
X


EVEREST REINSURANCE
Common
G3223R108
20,653,879
230,615
X


Walter Harrison
X


FAIRFAX FINANCIAL
Common
030390110
2
2,000
X


Walter Harrison
X


FANNIE MAE COMMON STOCK
Common
313586109
15,778,783
221,581
X


Walter Harrison
X


FIRST REPUBLIC BANK
Common
336158100
12,160,850
229,450
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A)
Class-A
345550107
20,428,639
354,972
X


Walter Harrison
X


GOOGLE, INC. CMN CLASSA
Common
38259P508
2,949,687
15,300
X


Walter Harrison
X


HOLLINGER ITNL INC CL A
Common
435569108
5,012,896
319,700
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP
Common
436233100
6,112,969
1,260,406
X


Walter Harrison
X


HOME DEPOT
Common
437076102
4,462,056
104,400
X


Walter Harrison
X


INTERSIL CORP.
Common
46069S109
1,729,485
103,500
X


Walter Harrison
X


INTERTAINER INC CMNCLASSI
Common
460991474
21,325
604,107
X


Walter Harrison
X


ITLA CAP CORP
Common
450565106
16,972,673
288,700
X


Walter Harrison
X


LABORATORY CORP AMER HLDGS CMN
Common
50540R409
3,806,248
76,400
X


Walter Harrison
X


LAKES ENTERTAINMENT INC
Common
51206P109
2,730,204
167,600
X


Walter Harrison
X


LIBERTY MEDIA
Common
530718105
17,605,881
1,603,450
X


Walter Harrison
X


LIBERTY MEDIA INTL INC
Common
530719103
4,372,618
94,584
X


Walter Harrison
X


LONE STAR STEAKHOUSE SALOON
Common
542307103
4,068,400
145,300
X


Walter Harrison
X


MAGNUM HUNTER RESOURCES
Common
55972F203
11,821,560
916,400
X


Walter Harrison
X


MAYORS JEWELERS INC
Common
578462103
254,560
410,580
X


Walter Harrison
X


MCT CORP. CMN
Common
55271Y101
0
115,591
X


Walter Harrison
X


METTLER TOLEDO INTL
Common
592688105
8,502,067
165,700
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INC
Common
649445103
5,738,968
278,997
X


Walter Harrison
X


NEWS CORPORATION, INC. CMN CLASSA
Common
65248E104
4,867,517
260,853
X


Walter Harrison
X


NII HOLDINGS INC
Common
62913F201
7,155,460
150,800
X


Walter Harrison
X


NORTH FORK BANCORPORATION INC NY
Common
659424105
11,879,218
411,758
X


Walter Harrison
X


NTL (DELWARE) INC.
Common
62940M104
2,283,648
31,300
X


Walter Harrison
X


OCWEN FINANCIAL CORP
Common
675746101
6,152,290
643,545
X


Walter Harrison
X


PFF BANCORP
Common
69331W104
8,765,636
189,200
X


Walter Harrison
X


PREPAID LEGAL SERVICES
Common
740065107
1,260,629
33,572
X


Walter Harrison
X


PRICE COMMUNICATIONS
Common
741437305
3,976,401
213,900
X


Walter Harrison
X


PROVIDIAN FINANCIAL CORP
Common
74406A102
2,541,321
154,300
X


Walter Harrison
X


PROVIDIAN NATIONAL BANK 3.25 8/15/05
Convertible
74406AAA0
199,750
200,000
X


Walter Harrison
X


PULTE HOMES INC
Common
745867101
32,732,335
513,046
X


Walter Harrison
X


RADIAN GROUP INC(CMAC)
Common
750236101
12,559,210
235,898
X


Walter Harrison
X


RECONDITIONED SYSTEMS INC
Common
756240305
666,225
365,055
X


Walter Harrison
X


REDWOOD TRUST INC
Common
758075402
22,734,812
366,159
X


Walter Harrison
X


REYNOLDS & REYNOLDS CO CL-A
Class-A
761695105
15,962,678
602,138
X


Walter Harrison
X


SHOPPING.COM LTD. CMN
Common
M8405Q102
7,217,593
255,490
X


Walter Harrison
X


SMITH & WOLLENSKY RESTAURANT
Common
831758107
2,802,905
528,850
X


Walter Harrison
X


STANDARD & POORS DEP RCPTS SPDR
Common
78462F103
5,390,802
44,600
X


Walter Harrison
X


STORAGENETWORKS INC. CMN
Common
86211E103
0
115,100
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD
Common
881624209
4,481,956
150,099
X


Walter Harrison
X


TIME WARNER INC
Common
887317105
4,860,555
249,900
X


Walter Harrison
X


UNITEDGLOBALCOM INC CL-A
Common
913247508
8,726,844
903,400
X


Walter Harrison
X


UNITEDHEALTH GROUP INC CMN
Common
91324P102
1,760,600
20,000
X


Walter Harrison
X


URBAN OUTFITTERS INC CMN
Common
917047102
2,397,600
54,000
X


Walter Harrison
X


US BANCORP
Common
902973304
6,536,359
208,696
X


Walter Harrison
X


VERITAS SOFTWARE CORPORATION
Common
923436109
642,375
22,500
X


Walter Harrison
X


WILLIS GROUP HOLDINGS LTD
Common
G96655108
11,367,984
276,123
X


Walter Harrison
X


WJG MARITEL CORPORATION (TENN)
Common
92928M107
199,992
240,000
X


Walter Harrison
X


WTS/DIME BANCORP INC
Misc
25429Q110
37,544
197,600
X


Walter Harrison
X


WTS/IAC INTERACTIVECORP 35.1000 EXP02/04/2009
Misc
44919P110
85,362
12,300
X


Walter Harrison
X














Total Market Value


537,770,688







